Combined Prospectus	Apr. 30, 2026 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Maximum Aggregate Offering Price of Securities Previously Registered	$ 3,000,000,000.00
Form Type	N-2
File Number	333-291790
Initial Effective Date	Nov. 25, 2025
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus in this Registration Statement also relates to the offering of $6,000,000,000 of Shares that were previously registered pursuant to the Prior Registration Statement. The Registrant paid filing fees of $414,300 to register $3,000,000,000 of Shares for sale under the Prior Registration Statement, which also related to the Registration Statement effective on April 30, 2025 (File No. 333-283279) (the "Initial Registration Statement"), pursuant to Rule 429. The Registrant paid filing fees of $459,146.90 to register $3,000,000,000 of Shares for sale under the Initial Registration Statement.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Maximum Aggregate Offering Price of Securities Previously Registered	$ 3,000,000,000.00
Form Type	N-2
File Number	333-283279
Initial Effective Date	Apr. 30, 2025